Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 344,113	$ 6,885,422
Prepaid expenses	61,655	61,097
Deposit	250,000	250,000
Total current assets	655,768	7,196,519
Other long-term assets	112,284	141,576
Total assets	768,052	7,338,095
Current liabilities:
Accounts payable	534,956	297,826
Other liabilities	66,533	10,307
Total current liabilities	601,489	308,133
Total liabilities	601,489	308,133
Commitments and contingencies
Stockholders' equity:
Preferred stock value
Common Stock, $0.0001 par value; 500,000,000 shares authorized; 369,599,266 and 353,447,172 shares issued and outstanding in 2017 and 2016, respectively	36,960	35,345
Additional paid-in capital	48,403,523	50,167,372
Accumulated deficit	(48,273,920)	(43,172,755)
Total stockholders' equity	166,563	7,029,962
Total liabilities and stockholders' equity	768,052	7,338,095
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock value